Long-Term Debt, Net - Additional Information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2021 USD ($)	Feb. 08, 2019 USD ($)
Debt instrument face amount														$ 800,000,000
Proceeds from issuance of senior long-term debt	$ 702,000,000.0
Payments of debt issuance costs											$ 56,100,000
Repayments of senior debt		$ 0
Gain (Loss) on extinguishment of debt					$ (76,295,000)						(77,336,000)
Interest expense		$ 600,000		$ 1,200,000	500,000						52,700,000	$ 53,800,000	$ 37,000,000.0
Unamortized debt issuance costs											11,400,000	31,000,000.0
Repayments of debt					759,196,000						$ 813,140,000	$ 3,088,000	1,085,000
Minimum [Member]
Debt instrument, interest rate, stated percentage												1.70%
Maximum [Member]
Debt instrument, interest rate, stated percentage												2.60%
Senior Notes [Member]
Debt instrument face amount	$ 702,000,000.0
Debt instrument, interest rate, stated percentage	7.875%	7.875%		7.875%							7.875%
Proceeds from issuance of senior long-term debt	$ 702,000,000.0
Payments of debt issuance costs	$ 17,400,000
Debt instrument, maturity date	May 01, 2025
Debt instrument, par percentage	100.00%
Repayments of senior debt			$ 0								$ 0	$ 33,000,000.0	0
Debt instrument, repurchase amount												32,400,000
Gain (Loss) on extinguishment of debt												300,000
Long-term debt, gross		$ 669,000,000		$ 669,000,000							$ 669,000,000	$ 669,000,000
Debt instrument, convertible, threshold percentage of stock price trigger				101.00%							101.00%
Debt instrument, convertible, conversion ratio											0.3	0.7
Minimum growth-adjusted EBITDA											$ 500,000,000.0	$ 200,000,000.0
Interest expense					1,000,000.0						2,100,000	2,100,000	1,200,000
Unamortized debt issuance costs		10,251,000		$ 10,251,000							11,363,000	13,453,000
Senior Notes [Member] | Minimum [Member]
Minimum growth-adjusted EBITDA				1,000,000.0							1,000,000,000
Senior Notes [Member] | Forecast [Member]
Minimum growth-adjusted EBITDA						$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 1,000,000,000
424 Fifth Venture Loans [Member]
Debt instrument face amount															$ 900,000,000
Payments of debt issuance costs				56,100,000
Gain (Loss) on extinguishment of debt			71,600,000		71,600,000						71,600,000
Interest expense											10,400,000	43,400
Cash paid on settlement of debt				756,600,000							756,600,000
Unamortized debt issuance costs		685,000,000.0		685,000,000.0							$ 685,000,000.0	$ 17,538,000
Debt, weighted average interest rate											7.80%	7.60%
Other Loans [Member]
Gain (Loss) on extinguishment of debt		0	0	0	0						$ 1,000,000.0
Long-term debt, gross		38,231,000		38,231,000							43,833,000	$ 95,473,000
Interest expense		300,000	1,100,000	500,000	2,000,000.0						2,500,000	$ 4,300,000	$ 1,700,000
Repayments of debt		$ 600,000	600,000	$ 2,600,000	$ 1,200,000						$ 54,500,000
Other Loans [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage		2.50%		2.50%							2.50%	2.50%
Other Loans [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage		3.00%		3.00%							3.00%	6.20%
Deferred Financing Costs [Member]
Interest expense		$ 13,200,000	$ 13,200,000	$ 26,400,000